Manager


Parametric
Portfolio
Associates
Analytic
Investors
Inc
Janus
Capital
Management
LLC
Advanced
Investment
Partners
Lazard
Asset
Management
Acadian
Asset
Management
Delaware
Investments
Neuberger
Berman
Group
LLC
Waddell
&
Reed
Financial
Services


CIK
Number
File
Number


0000932859
028-04558
0001086137
028-04895
0000812295
028-01343
0001467112
028-13572
0001207017
028-10469
0000916542
028-05990
0000921739
028-05920
0001465109
028-13573
0001080165
028-04553